Fair Value of Assets and Liabilities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation Calculation
Balance at the beginning of the period	$ (653)	$ (110)	$ (265)
Total realized and unrealized gains (losses) included in net income, recurring Level 3 liabilities	(134)	(31)	148
Transfers into Level 3		(515)
Issuances	(100)
Settlements	164
Purchases, sales, issuances and settlements, net		3	7
Balance at the end of the period	(723)	(653)	(110)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings	(134)	(31)	148
Derivatives embedded in life and annuity contracts
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation Calculation
Balance at the beginning of the period	(653)	(110)	(265)
Total realized and unrealized gains (losses) included in net income, recurring Level 3 liabilities	(134)	(31)	148
Transfers into Level 3		(515)
Issuances	(100)
Settlements	164
Purchases, sales, issuances and settlements, net		3	7
Balance at the end of the period	(723)	(653)	(110)
Gains (losses) for Level 3 liabilities still held at the balance sheet date, included in earnings			$ 148